CONSOLIDATED BALANCE SHEET (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 124,737	¥ 120,495
Ordinary shares:
Treasury shares	0	32,353,269
Class A ordinary shares
Ordinary shares:
Shares authorized	470,000,000	470,000,000
Shares issued	167,901,880	163,100,873
Shares outstanding	167,901,880	163,100,873
Class B ordinary shares
Ordinary shares:
Shares authorized	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738
VIE
Accounts receivable, allowance for doubtful accounts | ¥	¥ 124,737	¥ 120,495